Mar. 24, 2022
(International Small Company Fund - Classes A, C, I and R6) | (International Small Company Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Sold
Not Sold
(International Small Company Fund - Classes R2, R4 and R5) | (International Small Company Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(International Small Company Fund - Class NAV) | (International Small Company Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)